Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2019
Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Jun. 28, 2019
MFS® Diversified Income Fund | A
Prospectus:
Trading Symbol	DIFAX
MFS® Diversified Income Fund | C
Prospectus:
Trading Symbol	DIFCX
MFS® Diversified Income Fund | I
Prospectus:
Trading Symbol	DIFIX
MFS® Diversified Income Fund | R1
Prospectus:
Trading Symbol	DIFDX
MFS® Diversified Income Fund | R2
Prospectus:
Trading Symbol	DIFEX
MFS® Diversified Income Fund | R3
Prospectus:
Trading Symbol	DIFFX
MFS® Diversified Income Fund | R4
Prospectus:
Trading Symbol	DIFGX
MFS® Diversified Income Fund | R6
Prospectus:
Trading Symbol	DIFHX
MFS® Government Securities Fund | I
Prospectus:
Trading Symbol	MGSIX
MFS® Government Securities Fund | A
Prospectus:
Trading Symbol	MFGSX
MFS® Government Securities Fund | R4
Prospectus:
Trading Symbol	MFGJX
MFS® Government Securities Fund | B
Prospectus:
Trading Symbol	MFGBX
MFS® Government Securities Fund | C
Prospectus:
Trading Symbol	MFGDX
MFS® Government Securities Fund | R1
Prospectus:
Trading Symbol	MFGGX
MFS® Government Securities Fund | R2
Prospectus:
Trading Symbol	MGVSX
MFS® Government Securities Fund | R3
Prospectus:
Trading Symbol	MFGHX
MFS® Government Securities Fund | R6
Prospectus:
Trading Symbol	MFGKX
MFS® New Discovery Value Fund | A
Prospectus:
Trading Symbol	NDVAX
MFS® New Discovery Value Fund | B
Prospectus:
Trading Symbol	NDVBX
MFS® New Discovery Value Fund | C
Prospectus:
Trading Symbol	NDVCX
MFS® New Discovery Value Fund | I
Prospectus:
Trading Symbol	NDVIX
MFS® New Discovery Value Fund | R1
Prospectus:
Trading Symbol	NDVRX
MFS® New Discovery Value Fund | R2
Prospectus:
Trading Symbol	NDVSX
MFS® New Discovery Value Fund | R3
Prospectus:
Trading Symbol	NDVTX
MFS® New Discovery Value Fund | R4
Prospectus:
Trading Symbol	NDVUX
MFS® New Discovery Value Fund | R6
Prospectus:
Trading Symbol	NDVVX